Leases - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 26, 2021	May 31, 2021	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating sublease termination notice, period				90 days
Increase (decrease) in operating lease liabilities				$ (18,082)	$ (19,516)	$ (15,416)
New York Office
Lessee, Lease, Description [Line Items]
Increase (decrease) in operating lease liabilities		$ 5,100	$ 12,900
Increase (decrease) in operating lease right of use asset		$ 5,100	12,900
Gain (loss) on modification of lease			$ 100
Extended lease term		5 months
Houston Office
Lessee, Lease, Description [Line Items]
Increase (decrease) in operating lease liabilities	$ (2,400)
Increase (decrease) in operating lease right of use asset	(1,900)
Gain on termination of lease	$ 500